RISK MANAGEMENT (Details 26) - Regulatory capital requirements [Member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	$ 22,221,965	$ 19,235,519
Deductions Basic Ordinary Equity	(4,189,222)	(4,193,122)
Total Basic Ordinary Equity	18,032,743	15,042,397
Additional Equity	7,143,524	7,069,448
Total Regulatory Capital	$ 25,176,267	$ 22,111,845
Primary capital to risk-weighted assets (Tier I)	10.15%	9.02%
Secondary capital to risk-weighted assets (Tier II)	4.03%	4.24%
Technical capital to risk-weighted assets	14.18%	13.26%